Premises and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			$ 7,398,766	$ 5,203,823
Less accumulated depreciation			(3,313,014)	(3,075,431)
Premises and equipment , Net	$ 4,011,116		4,085,752	2,128,392
Depreciation	$ 70,118	$ 44,825	244,904	205,013
Land and land improvements
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			900,490	738,829
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			3,937,675	1,990,618
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			444,239	433,395
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			1,559,338	1,421,341
Vehicles
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			27,658	27,658
Right-of-use-assets
Property, Plant and Equipment [Line Items]
Premises and equipment , Gross			$ 529,366	$ 591,982